Award Timing Disclosure	12 Months Ended
Sep. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pursuant to our compensation programs, we grant stock options to certain employees from time to time; however, no stock options were granted to our NEOs in fiscal 2024. Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.

Award Timing Method
Pursuant to our compensation programs, we grant stock options to certain employees from time to time; however, no stock options were granted to our NEOs in fiscal 2024. Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Pursuant to our compensation programs, we grant stock options to certain employees from time to time; however, no stock options were granted to our NEOs in fiscal 2024. Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false